Shareholder Report, Holdings (Details)	Jun. 30, 2026
Share Class SL | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Share Class SL | Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
Share Class SL | Discount Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class SL | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Share Class I | Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
Share Class I | Discount Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Share Class I | Repurchase Agreements 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%